COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments		$ 38,415	$ 2,733
Cariboo Copper Corp [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Remaining portion of ownership interest in joint venture	25.00%	25.00%
Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital lease and equipment loans		100.00%
Ownership interest in joint venture	75.00%	75.00%
JV partner's portion of capital lease and equipment loans		$ 10,079